GROSS SALES ROYALTY PAYABLE (Details Narrative)			3 Months Ended		6 Months Ended		12 Months Ended	24 Months Ended
	Jun. 01, 2017 USD ($)	Jun. 15, 2015 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	May 31, 2017 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty Expense			$ 223,150	$ 101,124	$ 553,038	$ 316,756
Payments for Royalties							$ 1,000,000
Revenues						232,119
[custom:RoyaltyPercentage-0]			0.60%		0.60%
[custom:GrossSalesRoyaltyPayable-0]			$ 1,000,000		$ 1,000,000		$ 1,000,000
[custom:AggregatePurchaseInstallmentPercentage]					0.75
Debt Instrument, Periodic Payment, Principal					$ 750,000
[custom:AggregatePurchaseInstallmentAmount]					22,500,000
Interest Expense, Operating and Nonoperating					$ 177,281	$ 0
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:RoyaltyPercentage-0]			30.00%		30.00%
Debt Instrument, Interest Rate, Stated Percentage			2.40%		2.40%
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:RoyaltyPercentage-0]			20.00%		20.00%
Debt Instrument, Interest Rate, Stated Percentage				0.60%		0.60%
Royalty Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty Expense		$ 1,000,000
Payments for Royalties								$ 20,833
[custom:RoyaltyPercentage-0]	2.40%	3.60%	2.40%		2.40%
Royalty Purchase Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid Royalties		$ 1,000,000
Payments for Royalties	$ 20,833
Royalty Purchase Agreement One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	$ 6,110,000
[custom:RevenuePercentage-0]	3.60%
Royalty Purchase Agreement One [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	$ 6,110,000
Royalty Purchase Agreement Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	$ 17,200,000
[custom:RevenuePercentage-0]	1.30%
Royalty Purchase Agreement Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	$ 220,060
Royalty Purchase Agreement Three [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	$ 17,200,000